Stockholders' Equity - Summary of Warrants Outstanding (Details)	Sep. 30, 2025 shares
Class of Warrant or Right [Line Items]
Number of base warrant shares at issuance	5,753,802
May 2024 Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of base warrant shares at issuance	48,285
May 2024 Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of base warrant shares at issuance	3,093,708
March 2025 Prefunded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of base warrant shares at issuance	2,611,809